                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

March 2, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Disciplined Allocation Fund and Oppenheimer Value Fund
           of Oppenheimer Series Fund, Inc. (the "Registrant")
           File Nos. 2-75276; 811-3346

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of the Registrant, dated February 28, 2006, no changes were made to the Prospectus and the Statement of Additional Information
contained in Post-Effective Amendment No. 45 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2006.

                                       Sincerely,

                                       /s/ Adrienne Ruffle
                                       ------------------------------------
                                       Adrienne Ruffle
                                       Assistant Vice President and Assistant
                                       Counsel
                                       212.323.5231
                                       aruffle@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann